Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 7 Intangible Assets
Licenses
TDS reviews attractive opportunities to acquire additional wireless spectrum, including pursuant to FCC auctions. TDS also may seek to divest outright or include in exchanges wireless spectrum that is not strategic to its long-term success. Prior to 2009, TDS accounted for UScellular’s share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS’ Licenses. Consequently, UScellular's Licenses on a stand-alone basis do not equal the TDS consolidated Licenses related to UScellular. Activity related to TDS' Licenses is presented below.

	UScellular	Wireline	Cable	Total
(Dollars in millions)
Balance at December 31, 2018	$2,190	$2	$3	$2,195
Acquisitions	267	—	—	267
Divestitures	(10)	—	—	(10)
Exchanges - Licenses received	26	—	—	26
Capitalized interest	2	—	—	2
Balance at December 31, 2019	2,475	2	3	2,480
Acquisitions	171	—	—	171
Divestitures	(18)	—	—	(18)
Capitalized interest	5	—	—	5
Balance at December 31, 2020	$2,633	$2	$3	$2,638
Auction 103
In March 2020, the FCC announced by way of public notice that UScellular was the provisional winning bidder for 237 wireless spectrum licenses in the 37, 39 and 47 GHz bands (Auction 103) for $146 million. In June 2020, the wireless spectrum licenses from Auction 103 were granted by the FCC.
Goodwill
Activity related to TDS' Goodwill is presented below.

	Wireline[1]	Cable	Total
(Dollars in millions)
Balance at December 31, 2018	$409	$100	$509
Acquisitions	—	38	38
Balance at December 31, 2019	409	138	547
Acquisitions	—	—	—
Balance at December 31, 2020	$409	$138	$547
[1]Accumulated impairment losses in prior periods were $29 million for Wireline.
Other intangible assets
Activity related to TDS' Other intangible assets is presented below.

	December 31, 2020			December 31, 2019
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
(Dollars in millions)
Franchise rights	$255	$(51)	$204	$255	$(34)	$221
Customer lists and Trade name[1]	29	(20)	9	49	(31)	18
Total	$284	$(71)	$213	$304	$(65)	$239
[1]The Customer lists and Trade name balances at December 31, 2019 differ from the amounts reported in Note 8 – Intangible Assets of the 2019 Form 10-K, as the previously reported amounts included certain intangible assets that were fully amortized and had a net book value of zero.
Amortization expense for intangible assets was $26 million, $24 million and $26 million for the years ended December 31, 2020, 2019 and 2018, respectively. Based on the current balance of finite-lived intangible assets, the estimated amortization expense is $21 million, $20 million, $19 million, $17 million and $17 million for the years 2021 through 2025, respectively.